Other Long-Term Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Long-Term Financial Liabilities [Abstract]
Schedule of Other Long-Term Financial Liabilities
As at December 31,	2025	2024
Derivative liabilities (Note 24)	$—	$617,135
Satellite performance incentive payments	9,125	12,352
Security deposits includes tax indemnification	966	1,069
Other long-term financial liabilities	$10,091	$630,556